Significant Accounting Policies (Details)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2022 segment
Accounting Policies [Abstract]
Number of Operating Segments		2	2
Revenue, Performance Obligation, Percent of Revenue Recognized	70.00%	70.00%	70.00%
Mining Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years